Inventories, Net (Details) - Schedule of land includes properties for the development S/ in Thousands, $ in Thousands		Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land		S/ 114,111	$ 5,327,637	S/ 175,087
Lurin [Member]
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land	[1]	47,365		84,648
San Isidro [Member]
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land	[2]	52,007		51,850
Barranco [Member]
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land	[3]	14,739		14,640
Piura [Member]
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land				5,325
Nuevo Chimbote [Member]
Inventories, Net (Details) - Schedule of land includes properties for the development [Line Items]
Land	[4]			S/ 18,624

[1]	Land of 71.4 hectares corresponding to Inmobiliaria Almonte S.A.C., located in the district of Lurin, province of Lima, used for industrial development.
[2]	Land located at Calle David Samanez Ocampo N° 140, San Isidro, for the development of a real state housing project; with an area of 0.125 hectares, which corresponds to the subsidiary Inmobiliaria Pezet S.A.C.
[3]	Land located at Calle Paul Harris N° 332 and N° 336, Barranco for the development of a traditional housing project, with an area of 0.062 hectares, which corresponds to the Paul Harrys project.
[4]	In April 2022, the purchase and sale agreement for the Chimbote land was terminated through the termination of the 2013 agreement, transferring the land to Urbi Propiedades S.A.C. This resolution resulted in a net loss of S/1.8 million recognized as an expense for the period in the consolidated statement of profit or loss under the caption “other income and expenses”.